Restricted net assets - Additional Information (Detail)	Dec. 31, 2020
Receivables [Abstract]
Statutory general reserve, appropriation percentage	10.00%
Maximum threshold for statutory general reserve	50.00%
Development funds, annual appropriation percentage	25.00%
Minimum percentage of net assets required for consolidated and unconsolidated subsidiaries	25.00%